Net gain or loss on financial assets at FVTOCI_Details of net gain on financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Gains on redemption of securities	₩ (57)		₩ 15	₩ 53
Gains on transaction of securities	24,195		11,000	1,994
Total	₩ 24,138	$ 22,224	₩ 11,015	₩ 2,047